Consolidated Balance Sheets (Parentheticals) - € / shares	Dec. 31, 2022	Dec. 31, 2021
Shareholders’ equity:
Ordinary shares par value (in euros per share)	€ 0.04	€ 0.04
Ordinary shares, shares authorized (in shares)	1,275,000,000	1,275,000,000
Ordinary shares, shares outstanding (in shares)	325,723,567	329,536,389
Treasury stock, shares (in shares)	14,698,931	10,675,605